BUSINESS COMBINATION AND REVERSE RECAPITALIZATION (Details Narrative) - shares				12 Months Ended
		Jun. 05, 2025	Apr. 08, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 28, 2026
Business Combination [Line Items]
Number of ordinary holdback shares				450,000
Common Class A [Member]
Business Combination [Line Items]
Ordinary shares, shares issued				5,071,281	4,821,281	4,821,281
Ordinary shares, shares outstanding				4,755,277	4,821,281	4,821,281
Number of ordinary shares, issued			250,000	2,921,281
Number of ordinary shares, converted		316,004
Common Class B [Member]
Business Combination [Line Items]
Ordinary shares, shares issued				6,337,680	4,500,000	4,500,000
Ordinary shares, shares outstanding				5,887,680	4,050,000	4,050,000
Number of ordinary holdback shares				450,000	450,000
Number of ordinary shares, issued				4,500,000
Warrants outstanding				6,546,254
Common Stock [Member] | Common Class A [Member]
Business Combination [Line Items]
Number of ordinary shares, converted	[1]				1,900,000
Common Stock [Member] | Common Class B [Member]
Business Combination [Line Items]
Number of ordinary shares, issued	[1]			1,837,680
Merger Agreement [Member]
Business Combination [Line Items]
Ordinary shares, shares issued				9,321,281
Ordinary shares, shares outstanding				8,871,281
Merger Agreement [Member] | Common Class A [Member]
Business Combination [Line Items]
Number of ordinary shares issued, acquisition				1,900,000
Merger Agreement [Member] | Common Class B [Member]
Business Combination [Line Items]
Number of ordinary shares issued, acquisition				4,500,000
Merger Agreement [Member] | Common Stock [Member]
Business Combination [Line Items]
Number of ordinary shares issued, acquisition				6,400,000
Redomestication Merger [Member]
Business Combination [Line Items]
Number of ordinary shares, issued				1,833,152
Redomestication Merger [Member] | Underwriter [Member]
Business Combination [Line Items]
Sale of stock number of shares issued in transaction				50,500
Redomestication Merger [Member] | Convertible Promissory Note [Member]
Business Combination [Line Items]
Number of ordinary shares, converted				537,629
Redomestication Merger [Member] | Private Placement Investors [Member]
Business Combination [Line Items]
Additional ordinary shares, transferred				500,000

[1]	The numbers of shares are presented on a retroactive basis to reflect the reverse recapitalization as described in Note 4.